TRADE ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade accounts receivable
TRADE ACCOUNTS RECEIVABLE:

	December 30, 2018	December 31, 2017

Trade accounts receivable	$324,706	$248,419
Allowance for expected credit losses	(7,547)	(5,054)
	$317,159	$243,365
The movement in the allowance for expected credit losses in respect of trade receivables was as follows:

	December 30, 2018	December 31, 2017

Balance, beginning of fiscal year	$(5,054)	$(5,589)
Adjustment relating to adoption of new accounting standard (note 2(d))	(791)	—
Adjusted balance, beginning of fiscal year	(5,845)	(5,589)
Bad debt expense	(3,634)	(3,689)
Write-off of trade accounts receivable	1,932	4,224
Balance, end of fiscal year	$(7,547)	$(5,054)